SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue and long-lived assets by geography
Revenue	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 451,427	$ 412,966	$ 394,244	$ 378,178	$ 2,059,444	$ 1,636,815	$ 1,346,695
Long-lived assets (excluding goodwill and intangible assets)	259,588				267,928				259,588	267,928
United States
Revenue and long-lived assets by geography
Revenue									1,583,322	1,359,655	1,138,820
Long-lived assets (excluding goodwill and intangible assets)	246,550				267,060				246,550	267,060
All other countries
Revenue and long-lived assets by geography
Revenue									476,122	277,160	207,875
Long-lived assets (excluding goodwill and intangible assets)	$ 13,038				$ 868				$ 13,038	$ 868